Stockholders' equity (Details 3) R$ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$) $ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) $ / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$) $ / shares	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Paid / prepaid, value		R$ 7,079		R$ 4,906		R$ 4,179
Paid / prepaid, WHT		(1,061)		(735)		(407)
Paid / prepaid, Net		6,018		4,171		3,772
Accrued (Recorded in Other Liabilities), value	R$ 5,236	5,236	R$ 4,938	4,938	R$ 2,894	2,894
Accrued (Recorded in Other Liabilities), WHT	(786)	(786)	(741)	(741)	(435)	(435)
Accrued (Recorded in Other Liabilities), Net	4,450	4,450	4,197	4,197	2,459	2,459
Identified in revenue reserves in stockholders equity, value	11,000	11,000
Identified in revenue reserves in stockholders equity, Net	R$ 11,000	11,000
Dividends, Gross value per share | $ / shares	R$ 1.1251
Dividends, value		11,000
Dividends, Net		11,000
Total, value		23,315		9,844		7,073
Total, WHT		(1,847)		(1,476)		(842)
Total, Net	R$ 21,468	21,468	R$ 8,368	8,368	R$ 6,231	6,231
Interest On Capital One [Member]
IfrsStatementLineItems [Line Items]
Interest on capital - 1 monthly installment, gross value per shareInterest on capital - 1 monthly installment, gross value per share | $ / shares	R$ 0.0150		R$ 0.0150		R$ 0.0150
Interest on capital - 1 monthly installment, value		1,902		1,902		173
Interest on capital - 1 monthly installment, WHT		(285)		(285)		(26)
Interest on capital - 1 monthly installment, Net		1,617		1,617		147
Dividends, gross value per share | $ / shares					0.0150
Dividends, value						1,466
Dividends, Net						1,466
Interest On Capital Two [Member]
IfrsStatementLineItems [Line Items]
Interest on capital - 1 monthly installment, gross value per shareInterest on capital - 1 monthly installment, gross value per share | $ / shares			0.0150		0.0150
Interest on capital - 1 monthly installment, value						173
Interest on capital - 1 monthly installment, WHT				(26)		(26)
Interest on capital - 1 monthly installment, Net				147		147
Interest on capital, gross value per share | $ / shares	0.2227		0.2605		0.2207
Interest on capital, value		2,567		3,004		2,540
Interest on capital, WHT		(385)		(450)		(381)
Interest on capital - paid		2,182		2,554		2,159
Interest On Capital Three [Member]
IfrsStatementLineItems [Line Items]
Interest on capital - 1 monthly installment, value				173
Interest on capital, gross value per share | $ / shares	0.2264
Interest on capital, value						2,587
Interest on capital, WHT		(391)				(388)
Interest on capital - paid		2,219				2,199
Interest on capital, value		2,610
Interest on capital, gross value per share | $ / shares					0.2249
Interest On Capital Four [Member]
IfrsStatementLineItems [Line Items]
Interest on capital - 1 monthly installment, gross value per shareInterest on capital - 1 monthly installment, gross value per share | $ / shares	0.0150
Interest on capital - 1 monthly installment, value		173
Interest on capital - 1 monthly installment, WHT		(26)
Interest on capital - 1 monthly installment, Net		147
Interest on capital, value						134
Interest on capital, WHT						(21)
Interest on capital - paid						R$ 113
Interest on capital, gross value per share | $ / shares					R$ 0.0116
Interest On Capital Credited [Member]
IfrsStatementLineItems [Line Items]
Interest on capital, value		2,639		4,765
Interest on capital, WHT		(396)		(715)
Interest on capital - paid		2,243		R$ 4,050
Interest on capital, gross value per share | $ / shares	0.2289		R$ 0.4133
Interest On Capital Credited 1 [Member]
IfrsStatementLineItems [Line Items]
Interest on capital, value		2,424
Interest on capital, WHT		(364)
Interest on capital - paid		R$ 2,060
Interest on capital, gross value per share | $ / shares	R$ 0.2102